INCOME TAXES - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2018 MOP (MOP$)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 MOP (MOP$)
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Franchise tax rate	5.00%
Expected increase (decrease) in net income attributable to the parent if taxes on casino gaming profits have been paid	$ (129,241,000)	$ (105,364,000)	$ (81,230,000)
Effective tax rate	(0.10%)	0.00%	10.90%
Valuation allowances	$ 230,384,000	$ 226,617,000
Adjusted operating tax losses carry forward with no expiry date	38,923,000
Adjusted operating tax losses carried forwards, expired	321,537,000
Aggregate undistributed earnings of foreign subsidiaries	655,735,000	343,616,000
Provision related to tax withholding for dividends	0	0
Deferred income tax liability, undistributed earnings	79,417,000	41,432,000
Interest and penalties related to uncertain tax positions recognized	0	$ 0
Operating Tax Loss Carry Forwards Expiring 2017 [Member] | Mergers [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	90,834,000
Operating Tax Loss Carry Forwards Expiring 2018 [Member] | Mergers [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	90,039,000
Operating Tax Loss Carry Forwards Expiring 2019 [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	241,367,000
Operating Tax Loss Carry Forwards Expiring 2019 [Member] | Mergers [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	47,382,000
Operating Tax Loss Carry Forwards Expiring 2020 [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	220,673,000
Operating Tax Loss Carry Forwards Expiring 2020 [Member] | Mergers [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	34,064,000
Operating Tax Loss Carry Forwards Expiring 2021 [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	360,957,000
Operating Tax Loss Carry Forwards Expiring 2027 [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	126,000
Operating Tax Loss Carry Forwards Expiring 2028 [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	$ 2,651,000
Diluted [Member]
Schedule of Income Taxes [Line Items]
Expected reduction in earnings per share if taxes on casino gaming profits have been paid | $ / shares	$ 0.088	$ 0.071	$ 0.053
Philippine Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	30.00%	30.00%	30.00%
Corporate income tax rate on casino operations	30.00%
Franchise tax rate	5.00%
Statute of limitation for tax return	3 years
Lump sum in lieu of Macau Complementary Tax on dividends [Member]
Schedule of Income Taxes [Line Items]
Annual lump sum in lieu of Macau Complementary tax on dividend	$ 2,341,000			MOP$ 18,900,000	$ 2,795,000	MOP$ 22,400,000
Macau Tax [Member]
Schedule of Income Taxes [Line Items]
Statute of limitation for tax return	5 years
Macau Complementary Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Hong Kong Profits Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	16.50%	16.50%	16.50%
Statute of limitation for tax return	6 years